Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill [Abstract]
Changes In Carrying Amount Of Goodwill
	Year ended December 31,
(in thousands)	2013	2014

Balance at the beginning of the year	$22,518	$23,206

Foreign currency translation adjustments	688	(1,881)

Balance at the year end	$23,206	$21,325